Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 15:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with related parties:

	December 31,
	2010	2011

Trade receivables	$8	$16

Trade payables	$89	$154

b.	Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Revenues (1)	$526	$277	$113

Cost of revenues (3)	$11	$15	$30

Research and development expenses (2)	$66	$77	$144

Marketing, selling, general and administrative expenses (2)	$336	$467	$777

Purchase of property and equipment (4)	$329	$368	$298

(1)	Includes revenues from the Company's products and maintenance sold to companies held by principal shareholders ("affiliated companies").

(2)	Includes administrative services provided to the Company by affiliated companies that the Company reimburses for the costs incurred in providing these services.

(3)	Includes the purchase of components from affiliated companies.

(4)	Includes property and equipment that were purchased from affiliated companies.